Income taxes - Reconciliation of statutory tax rate to effective tax rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income/(loss) before tax	$ 18,874	$ 13,420	$ (178)
Calculated income tax at statutory rate	(5,197)	(3,827)	676
Calculated Norwegian Petroleum tax	(8,189)	(5,945)	(2,250)
Tax effect uplift	736	784	812
Tax effect of permanent differences regarding divestments	400	(85)	153
Tax effect of permanent differences caused by functional currency different from tax currency	116	(229)	(356)
Tax effect of other permanent differences	337	291	(48)
Tax effect of dispute with Angolan Ministry of Finance	0	(496)	0
Recognition of previously unrecognised deferred tax assets	923	0	0
Change in unrecognised deferred tax assets	72	(169)	(1,625)
Change in tax regulations	(28)	(14)	(50)
Prior period adjustments	(148)	(224)	(177)
Other items including currency effects	(357)	100	141
Income tax expense	$ (11,335)	$ (8,822)	$ (2,724)
Effective tax rate	60.10%	65.70%
Applicable tax rate	27.50%	28.50%	379.80%
Petroleum tax rate	55.00%
Petroleum rate, next fiscal year	56.00%
Uplift rate	5.30%	5.40%	5.50%	5.50%	5.50%
Uplift rate, new investments, next fiscal year	5.20%
Uplift rate, for investments subject to transitional rules	7.50%
Unrecognised uplift credits	$ 1,780	$ 2,003
Development and Production International [Member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Recognition of previously unrecognised deferred tax assets	$ 923
Minimum [member]
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Effective tax rate			100.00%